Employee benefit liabilities - Summary of employee benefit liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current
Provision for gratuity (refer note 40)	₨ 143	₨ 103
Total	143	103
Current
Provision for gratuity (refer note 40)	7	5
Provision for leave encashment	143	84
Share based payment liability (refer note 42(c))	102
Total	₨ 252	₨ 89